SCUDDER
                                                                     INVESTMENTS



                             Global/International Funds

                             Advisor Classes A, B and C

Prospectus

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                             March 1, 2001, as revised May 29, 2001
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                             Scudder Emerging Markets Growth Fund

                             Scudder Global Discovery Fund

                             Scudder International Research Fund


As with all mutual funds, the Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.

Contents
--------------------------------------------------------------------------------

   How the Funds Work                     How to Invest in the Funds

     4  Scudder Emerging Markets           28  Choosing a Share Class
        Growth Fund
                                           33  How to Buy Shares
     8  Scudder Global Discovery Fund
                                           34  How to Exchange or Sell Shares
    12  Scudder International Research
        Fund                               35  Policies You Should Know
                                               About
    17  Other Policies and Risks
                                           42  Understanding Distributions
    19  Who Manages and Oversees               and Taxes
        the Funds

    21  Financial Highlights

  How the Funds Work


These funds invest significantly in foreign securities. On the next few pages, you'll find information about each fund's investment goal, the main strategies it uses to pursue that goal and the main risks that could affect its performance.

Remember that mutual funds are investments, not bank deposits. They're not guaranteed or insured by the FDIC or any other government agency and you could lose money by investing in them.

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                                               | Class A    Class B    Class C

                                 ticker symbol | SEKAX      SEKBX      SEKCX

                                 fund number   | 479        679        779

  Scudder Emerging Markets Growth Fund
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The Fund's Main Investment Strategy

The fund seeks long-term growth of capital. It does this by investing at least 65% of total assets in emerging market equities (equities traded mainly in emerging markets, or issued by companies that are based in emerging markets or have most of their business there). The fund invests primarily in common stocks. Examples of emerging markets are Latin America, Southeast Asia, Eastern Europe and Africa.

In choosing stocks, the portfolio managers use a combination of three analytical disciplines:

Bottom-up research. The managers look for companies that have strong finances and management.

Growth orientation. The managers primarily invest in companies that offer the potential for sustainable above-average earnings growth and whose market value appears reasonable in light of their business prospects.

Analysis of regional themes. The managers look for significant social, economic and political changes, seeking to identify the regions and countries that may benefit from these changes.

The managers intend to keep the fund's holdings diversified across countries and regions, although, depending on their outlook, they may increase or reduce the fund's exposure to a given industry or area.

The fund will normally sell a stock when the managers believe its price is unlikely to go much higher, its fundamentals have deteriorated, other investments offer better opportunities or in the course of adjusting its emphasis on a given country.

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OTHER INVESTMENTS The fund may invest up to 35% of total assets in equities from the U.S. or other developed markets. The fund may also invest up to 35% of total assets in U.S. or emerging market debt securities when it believes they may perform at least as well as equities.

The Main Risks of Investing in the Fund

There are several risk factors that could hurt the fund's performance, cause you to lose money or make the fund perform less well than other investments.

As with most stock funds, the most important factor with this fund is how stock markets perform -- in this case, emerging markets. When emerging market stock prices fall, you should expect the value of your investment to fall as well. The fact that the fund is not diversified and may invest in relatively few companies increases this risk, because any factors affecting a given company could affect performance. Similarly, if the fund emphasizes a given market, such as Latin America, factors affecting that market will affect performance.

Emerging markets tend to be more volatile than developed markets, for reasons ranging from political and economic uncertainties to poor regulation to higher risk that essential information may be incomplete or wrong. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand, and other business risks. These risks may affect single companies as well as groups of companies.

A second major factor is the fluctuation of currency exchange rates. When the dollar value of a foreign currency falls, so does the value of any investments the fund owns that are denominated in that currency. This is separate from market risk, and may add to market losses or reduce market gains.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of industries, companies, economic trends, geographical areas or other matters

o    derivatives could produce disproportionate losses

o a bond could fall in credit quality or go into default; this risk is greater with junk and foreign bonds

o at times, market conditions might make it hard to value some investments or to get an attractive price for them

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

This fund is designed for investors who can accept above-average risks and are interested in an aggressive investment for long-term growth.

The Fund's Performance History

While a fund's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know. The bar chart shows how fund performance has varied from year to year, which may give some idea of risk. The table shows how fund performance compares with a broad-based market index (which, unlike the fund, does not have any fees or expenses). The performance of both the fund and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.

The share classes offered in this prospectus -- Classes A, B and C -- are newly offered. In the bar chart, the performance figures for Class A are based on the historical performance of the fund's original share class (Class S), adjusted to reflect the higher gross total annual operating expenses of Class A. The bar chart does not reflect sales loads; if it did, returns would be lower. In the table, the performance figures for each share class are based on the historical performance of Class S, adjusted to reflect both the higher gross total annual operating expenses of Class A, B or C and the current applicable sales charges of Class A and B. Class S shares are offered in a different prospectus.

Scudder Emerging Markets Growth Fund

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Annual Total Returns (%) as of 12/31 each year              Class A
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THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

                            1997         3.27
                            1998       -24.63
                            1999        37.68
                            2000       -30.12

Best Quarter: 28.94%, Q4 1999         Worst Quarter: -21.22%, Q3 1998

Average Annual Total Returns (%) as of 12/31/2000
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                                      1 Year                Since Inception*
--------------------------------------------------------------------------------
Class A                              -34.14                      -4.39
--------------------------------------------------------------------------------
Class B                              -32.78                      -4.37
--------------------------------------------------------------------------------
Class C                              -30.66                      -3.91
--------------------------------------------------------------------------------
Index                                -31.76                      -6.14
--------------------------------------------------------------------------------

Index: IFC Emerging Markets Investable Index, an unmanaged capitalization-weighted measure of stock markets in emerging market countries worldwide.

*  Since 5/8/1996. Index comparison begins 5/31/1996.

In both the chart and the table, total returns from date of inception through 2000 would have been lower if operating expenses hadn't been reduced.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold fund shares.

--------------------------------------------------------------------------------
Fee Table                                    Class A        Class B     Class C
--------------------------------------------------------------------------------

Shareholder Fees (paid directly from your investment)
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
Purchases (% of offering price)               5.75%          None         None
--------------------------------------------------------------------------------
Maximum Contingent Deferred Sales Charge
(Load) (% of redemption proceeds)             None*          4.00%       1.00%
--------------------------------------------------------------------------------

Annual Operating Expenses (deducted from fund assets)
--------------------------------------------------------------------------------
Management Fee                                1.25%          1.25%       1.25%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee              0.25%          1.00%       1.00%
--------------------------------------------------------------------------------
Other Expenses**                              0.68%          0.73%       0.70%
--------------------------------------------------------------------------------
Total Annual Operating Expenses               2.18%          2.98%       2.95%
--------------------------------------------------------------------------------

* The redemption of shares purchased at net asset value under the Large Order NAV Purchase Privilege (see "Policies You Should Know About -- Policies about transactions") may be subject to a contingent deferred sales charge of 1.00% if redeemed within one year of purchase and 0.50% if redeemed during the second year following purchase.

** Includes a fixed rate administrative fee of 0.675%, 0.725% and 0.70% for Class A, Class B and Class C shares, respectively.

Based on the costs above, this example helps you compare the expenses of each share class to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, and reinvested all dividends and distributions. This is only an example; actual expenses will be different.

--------------------------------------------------------------------------------
Example                    1 Year        3 Years        5 Years       10 Years
--------------------------------------------------------------------------------

Expenses, assuming you sold your shares at the end of each period
--------------------------------------------------------------------------------
Class A shares              $783          $1,218         $1,677        $2,944
--------------------------------------------------------------------------------
Class B shares               701           1,221          1,767         2,940
--------------------------------------------------------------------------------
Class C shares               398             913          1,552         3,271
--------------------------------------------------------------------------------

Expenses, assuming you kept your shares
--------------------------------------------------------------------------------
Class A shares              $783          $1,218         $1,677        $2,944
--------------------------------------------------------------------------------
Class B shares               301             921          1,567         2,940
--------------------------------------------------------------------------------
Class C shares               298             913          1,552         3,271
--------------------------------------------------------------------------------

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                                               | Class A     Class B     Class C

                                 ticker symbol | KGDAX       KGDBX       KGDCX

                                 fund number   | 083         283         383

  Scudder Global Discovery Fund

  formerly Global Discovery Fund
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The Fund's Main Investment Strategy

The fund seeks above-average capital appreciation over the long term. The fund invests at least 65% of total assets in common stocks and other equities of small companies throughout the world (companies with market values similar to the smallest 20% of the Salomon Brothers Broad Market Index). The fund generally focuses on countries with developed economies (including the U.S.). As of December 31, 2000, companies in which the fund invests typically had a market capitalization of between $500 million and $5 billion.

In choosing stocks, the portfolio managers use a combination of three analytical disciplines:

Bottom-up research. The managers look for companies that appear to have effective management, strong competitive positioning, vigorous research and development efforts and sound balance sheets.

Growth orientation. The managers generally look for companies that have above-average potential for sustainable growth of revenue or earnings compared to large companies, and whose market value appears reasonable in light of their business prospects.

Analysis of regional themes. The managers look for significant social, economic, industrial and demographic changes, seeking to identify stocks that may benefit from them.

The managers may favor different securities at different times, while still maintaining variety in terms of the countries and industries represented.

--------------------------------------------------------------------------------

OTHER INVESTMENTS While most of the fund's equities are common stocks, some may be other types of equities, such as convertible stocks or preferred stocks. The fund may invest up to 35% of total assets in common stocks and other equities of large companies or in debt securities (of which 5% of net assets may be junk bonds, i.e. grade BB/Ba and below).

The fund will normally sell a stock when the managers believe its price is unlikely to go much higher, its fundamentals have deteriorated, other investments offer better opportunities or in the course of adjusting its emphasis on a given country.

The Main Risks of Investing in the Fund

There are several factors that could hurt the fund's performance, cause you to lose money or make the fund perform less well than other investments.

The most important factor with this fund is how U.S. and foreign stock markets perform -- something that depends on a large number of factors, including economic, political and demographic trends. When U.S. and foreign stock prices fall, you should expect the value of your investment to fall as well. Foreign stocks tend to be more volatile than their U.S. counterparts, for reasons ranging from political and economic uncertainties to a higher risk that essential information may be incomplete or wrong. These risks tend to be greater in emerging markets. In addition, changing currency rates could add to the fund's investment losses or reduce its investment gains.

Compared to large company stocks, small and mid-size stocks tend to be more volatile, in part because these companies tend to be less established and the valuation of their stocks often depends on future expectations. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of economic trends, countries, industries, companies or other matters

o    growth stocks may be out of favor for certain periods

o at times, market conditions might make it hard to value some investments or to get an attractive price for them

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

This fund is designed for long-term investors interested in diversifying a large-cap or domestic portfolio of investments.

The Fund's Performance History

While a fund's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know. The bar chart shows how fund performance has varied from year to year, which may give some idea of risk. The table shows how fund performance compares with a broad-based market index (which, unlike the fund, does not have any fees or expenses). The performance of both the fund and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.

The inception date for Class A was April 16, 1998. In the bar chart, the performance figures for Class A shares for the period prior to its inception are based on the historical performance of the fund's original share class (Class
S), adjusted to reflect the higher gross total annual operating expenses of Class A. The bar chart does not reflect sales loads; if it did, returns would be lower. In the table, the performance figures for each share class for the periods prior to their inception (April 16, 1998 for Class A, B and C) are based on the historical performance of Class S, adjusted to reflect both the higher gross total annual operating expenses of Class A, B or C and the current applicable sales charges of Class A and B. Class S shares are offered in a different prospectus.

Scudder Global Discovery Fund

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Annual Total Returns (%) as of 12/31 each year              Class A
--------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

                       1992           -0.07
                       1993           38.18
                       1994           -7.68
                       1995           17.84
                       1996           21.47
                       1997            9.93
                       1998           16.18
                       1999           64.15
                       2000           -5.56

Best Quarter: 41.23%, Q4 1999             Worst Quarter: -16.68%, Q3 1998

--------------------------------------------------------------------------------
Average Annual Total Returns (%) as of 12/31/2000
--------------------------------------------------------------------------------

                              1 Year            5 Years        Since Inception*
--------------------------------------------------------------------------------
Class A                       -10.99              17.78              14.35
--------------------------------------------------------------------------------
Class B                        -9.07              17.97              14.09
--------------------------------------------------------------------------------
Class C                        -6.38              18.26              14.21
--------------------------------------------------------------------------------
Index                          -2.28               9.09               9.64
--------------------------------------------------------------------------------

Index: Salomon Brothers World Equity Extended Market Index, an unmanaged small capitalization stock universe of 22 countries.

*  Since 9/10/1991. Index comparison begins 9/30/1991.

In the chart, total returns from 1992 through 1994 and for 1996, 1999 and 2000 would have been lower if operating expenses hadn't been reduced.

In the table, total returns from inception through 1994, for 1996 and for 2000 would have been lower if operating expenses hadn't been reduced.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold fund shares.

--------------------------------------------------------------------------------
Fee Table                                 Class A        Class B       Class C
--------------------------------------------------------------------------------

Shareholder Fees (paid directly from your investment)
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed
on Purchases (% of offering price)         5.75%          None           None
--------------------------------------------------------------------------------
Maximum Contingent Deferred Sales
Charge (Load) (% of redemption
proceeds)                                  None*          4.00%         1.00%
--------------------------------------------------------------------------------

Annual Operating Expenses (deducted from fund assets)
--------------------------------------------------------------------------------
Management Fee                             1.10%          1.10%         1.10%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee**         0.25          1.00           1.00
--------------------------------------------------------------------------------
Other Expenses***                          0.40          0.45           0.43
--------------------------------------------------------------------------------
Total Annual Operating Expenses            1.75          2.55           2.53
--------------------------------------------------------------------------------

* The redemption of shares purchased at net asset value under the Large Order NAV Purchase Privilege (see "Policies You Should Know About -- Policies about transactions") may be subject to a contingent deferred sales charge of 1.00% if redeemed within one year of purchase and 0.50% if redeemed during the second year following purchase.

** Pending shareholder approval, each class's current shareholder services fee previously included under "Other Expenses" will be authorized for payment under a Rule 12b-1 Plan. This prospectus assumes that shareholders approved each Plan. If shareholders do not approve the Plan, the current fee structure will remain in effect.

*** Includes a fixed rate administrative fee of 0.40%, 0.45% and 0.425% for Class A, Class B and Class C, respectively.

Information in the table has been restated to reflect a new fixed rate administrative fee which became effective on March 1, 2001.

Based on the figures above, this example helps you compare the expenses of each share class to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, and reinvested all dividends and distributions. This is only an example; actual expenses will be different.

--------------------------------------------------------------------------------
Example                    1 Year        3 Years        5 Years       10 Years
--------------------------------------------------------------------------------

Expenses, assuming you sold your shares at the end of each period
--------------------------------------------------------------------------------
Class A shares               $743        $1,094         $1,469        $2,519
--------------------------------------------------------------------------------
Class B shares                658         1,093          1,555         2,510
--------------------------------------------------------------------------------
Class C shares                356           788          1,345         2,866
--------------------------------------------------------------------------------

Expenses, assuming you kept your shares
--------------------------------------------------------------------------------
Class A shares               $743        $1,094         $1,469        $2,519
--------------------------------------------------------------------------------
Class B shares                258           793          1,355         2,510
--------------------------------------------------------------------------------
Class C shares                256           788          1,345         2,866
--------------------------------------------------------------------------------

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                                               | Class A     Class B     Class C

                                 ticker symbol | KIRAX       KIRBX       KIRCX

                                 fund number   | 117         217         317

  Scudder International Research Fund

  formerly Kemper International Research Fund
--------------------------------------------------------------------------------

The Fund's Main Investment Strategy

The fund seeks long-term capital appreciation. The fund normally invests at least 65% of total assets in common stocks of large foreign companies (stocks that are listed on foreign exchanges and are issued by foreign-based companies that have a market capitalization of $1 billion or more). The fund expects that its regional investment allocation will remain roughly similar to those of the Morgan Stanley Capital International Europe, Austral-Asia, Far East plus Emerging Markets Free Index (MSCI EAFE + EMF Index). As of the date of this prospectus, most of the issuers included in this index are located in developed markets.

The fund invests in securities based on the top research recommendations of the investment advisor's industry research analysts and other investment specialists. The portfolio managers use bottom-up research to identify stocks, looking for individual companies that have strong balance sheets and effective management, among other factors. These may be companies that appear to offer the potential for sustainable above-average growth of earnings or revenues as well as companies whose stock prices appear low in light of other measures of worth, such as price-to-earnings ratios.

The managers also look for significant changes in the business environment, with an eye toward identifying industries that may benefit from these changes.

The managers may favor securities from different countries and industries at different times, while still maintaining variety in terms of the countries, industries and companies represented.

--------------------------------------------------------------------------------

OTHER INVESTMENTS While most of the fund's equities are common stocks, some may be other types of equities, such as convertible stocks or preferred stocks. The fund may also invest up to 35% of total assets in investment-grade debt securities.

The fund will normally sell a stock when the managers believe it has reached its fair value, other investments offer better opportunities or when adjusting its exposure to a given industry or country.

The Main Risks of Investing in the Fund

There are several factors that could hurt fund performance, cause you to lose money or make the fund perform less well than other investments.

The most important factor with this fund is how foreign stock markets perform -- something that depends on a large number of factors, including economic, political and demographic trends. When foreign stock prices fall, especially prices of large company stocks, you should expect the value of your investment to fall as well. To the extent that the fund emphasizes a given area, such as Europe, or a given industry, factors affecting that market or industry will affect performance.

Foreign stocks tend to be more volatile than their U.S. counterparts, for reasons that include political and economic uncertainties, less liquid securities markets and a higher risk that essential information may be incomplete or wrong. In addition, changing currency rates could add to the fund's investment losses or reduce its investment gains.

Large company stocks at times may not perform as well as stocks of smaller or mid-size companies. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of economic trends, countries, industries, companies or other matters

o a bond could fall in credit quality, go into default or be paid off earlier than expected, which could hurt the fund's performance

o at times, market conditions might make it hard to value some investments or to get an attractive price for them

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

This fund is designed for investors interested in a diversified international fund whose strategy focuses on the advisor's top research recommendations.

The Fund's Performance History

While a fund's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know. The bar chart shows how the performance figures for the fund's Class A shares have varied from year to year, which may give some idea of risk. The bar chart does not reflect sales loads. If it did, returns would be lower. The table shows how the performance for the fund's Class A, B and C shares compares with a broad-based market index (which, unlike the fund, has no fees or expenses). The table includes the effects of maximum sales loads. The performance of both the fund and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.

On April 6, 2000, the fund changed from Growth Fund Of Spain, an open-end equity fund that sought long-term capital appreciation by investing primarily in the equity securities of Spanish companies, to its current strategy. The fund's performance prior to that date would have been different had the current strategy been in effect.

The performance of Class A shares in the bar chart and performance table reflects performance from when the fund was a closed-end fund known as The Growth Fund Of Spain, Inc. (through December 11, 1998). Because the fund had no daily sales or redemptions when it was a closed-end fund, its performance then may have been different than if it had operated as an open-end fund.

The inception date for Class B and C shares is December 14, 1998. Performance figures before that date are based on the historical performance of the fund's original share class as discussed above, adjusted to reflect the higher gross total annual operating expenses of the applicable class and the current applicable sales charge of Class B.

Scudder International Research Fund

--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year              Class A
--------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

                           1991       15.82
                           1992      -23.48
                           1993       28.79
                           1994       2.26
                           1995       22.11
                           1996       31.12
                           1997       19.47
                           1998       49.85
                           1999       -5.24
                           2000      -15.11

Best Quarter: 32.17%, Q1 1998         Worst Quarter: -21.84%, Q3 1992

--------------------------------------------------------------------------------
Average Annual Total Returns (%) as of 12/31/2000
--------------------------------------------------------------------------------

                    1 Year         5 Years*        10 Years*    Since Inception*
--------------------------------------------------------------------------------
Class A             -20.00           12.66           10.18            8.95
--------------------------------------------------------------------------------
Class B             -17.44           12.67            9.62            8.34
--------------------------------------------------------------------------------
Class C             -16.15           12.75            9.64            8.35
--------------------------------------------------------------------------------
Index                 3.39            2.54            2.66            2.87
--------------------------------------------------------------------------------

Index: MSCI EAFE + EMF Index, a generally accepted benchmark for performance of major overseas markets, plus emerging markets.

* Since 2/14/1990. The information provided is for The Growth Fund of Spain, Inc. through 12/11/1998 and for the fund's Class A, B and C shares thereafter, and assumes deduction of the applicable sales charges.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold fund shares.

--------------------------------------------------------------------------------
Fee Table                                    Class A        Class B     Class C
--------------------------------------------------------------------------------

Shareholder Fees (paid directly from your investment)
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
Purchases (% of offering price)               5.75%          None         None
--------------------------------------------------------------------------------
Maximum Contingent Deferred Sales Charge
(Load) (% of redemption proceeds)             None*          4.00%      1.00%
--------------------------------------------------------------------------------

Annual Operating Expenses (deducted from fund assets)
-------------------------------------------------------------------------------
Management Fee                                0.75%          0.75%      0.75%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee**            0.25           1.00       1.00
--------------------------------------------------------------------------------
Other Expenses***                             0.44           0.49       0.47
--------------------------------------------------------------------------------
Total Annual Operating Expenses               1.44           2.24       2.22
--------------------------------------------------------------------------------

* The redemption of shares purchased at net asset value under the Large Order NAV Purchase Privilege (see "Policies You Should Know About -- Policies about transactions") may be subject to a contingent deferred sales charge of 1.00% if redeemed within one year of purchase and 0.50% if redeemed during the second year following purchase.

** Pending shareholder approval, each class's current shareholder services fee previously included under "Other Expenses" will be authorized for payment under a Rule 12b-1 Plan. This prospectus assumes that shareholders approved each Plan. If shareholders do not approve the Plan, the current fee structure will remain in effect.

*** Includes a fixed rate administrative fee of 0.40%, 0.45% and 0.425% for Class A, Class B and Class C, respectively.

Information in the table has been restated to reflect a new fixed rate administrative fee.

Based on the figures above, this example helps you compare the expenses of each share class to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, and reinvested all dividends and distributions. This is only an example; actual expenses will be different.

--------------------------------------------------------------------------------
Example                    1 Year        3 Years        5 Years       10 Years
--------------------------------------------------------------------------------

Expenses, assuming you sold your shares at the end of each period
--------------------------------------------------------------------------------
Class A shares              $713         $1,004         $1,317        $2,200
--------------------------------------------------------------------------------
Class B shares               627          1,000          1,400         2,188
--------------------------------------------------------------------------------
Class C shares               325            694          1,190         2,554
--------------------------------------------------------------------------------

Expenses, assuming you kept your shares
--------------------------------------------------------------------------------
Class A shares              $713         $1,004         $1,317        $2,200
--------------------------------------------------------------------------------
Class B shares               227            700          1,200         2,188
--------------------------------------------------------------------------------
Class C shares               225            694          1,190         2,554
--------------------------------------------------------------------------------

Other Policies and Risks

While the previous pages describe the main points of each fund's strategy and risks, there are a few other issues to know about:

o Although major changes tend to be infrequent, each fund's Board could change that fund's investment goal without seeking shareholder approval.

o As a temporary defensive measure, any of these funds could shift up to 100% of assets into investments such as money market securities. This could prevent losses, but would mean that the fund would not be pursuing its goal.

o The advisor establishes a security's credit quality when it buys the security, using independent ratings or, for unrated securities, its own credit determination. When ratings don't agree, a fund may use the higher rating. If a security's credit quality falls, the advisor will determine whether selling it would be in the shareholders' best interests.

o These funds may trade securities more actively, which could mean higher expenses (thus lowering return) and higher taxable distributions.

o Although the funds are permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), the managers don't intend to use them as principal investments, and may not use them at all. With derivatives there is a risk that they could produce disproportionate losses.

Euro conversion

Funds that invest in foreign securities could be affected by accounting differences, changes in tax treatment or other issues related to the conversion of certain European currencies into the euro, which is well underway. The investment advisor is working to address euro-related issues as they occur and has been notified that other key service providers are taking similar steps. Still, there's some risk that this problem could materially affect a fund's operation (including its ability to calculate net asset value and to handle purchases and redemptions), its investments or securities markets in general.

For more information

This prospectus doesn't tell you about every policy or risk of investing in a fund.

If you want more information on a fund's allowable securities and investment practices and the characteristics and risks of each one, you may want to request a copy of the Statement of Additional Information (the back cover tells you how to do this).

Keep in mind that there is no assurance that any mutual fund will achieve its goal.

Who Manages and Oversees the Funds

The investment advisor

The funds' investment advisor is Zurich Scudder Investments, Inc., 345 Park Avenue, New York, NY. The advisor has more than 80 years of experience managing mutual funds, and currently has more than $370 billion in assets under management.

The advisor's asset management teams include investment professionals, economists, research analysts, traders and other investment specialists located in offices across the United States and around the world.

The advisor receives a management fee from each fund. Below are the actual rates paid by each fund for the 12 months through the most recent fiscal year end, as a percentage of each fund's average daily net assets.

Fund Name                                                Fee Paid
---------------------------------------------------------------------
Scudder Emerging Markets Growth Fund                     0.92%*
---------------------------------------------------------------------
Scudder Global Discovery Fund                            1.10%
---------------------------------------------------------------------
Scudder International Research Fund                      0.75%
---------------------------------------------------------------------

* Reflecting the effect of expense limitations and/or fee waivers then in effect.

Scudder Emerging Markets Growth Fund has entered into a new investment management agreement with the advisor. The table below describes the new fee rates for the fund.

---------------------------------------------------------------------
Investment Management Fee effective October 2, 2000
---------------------------------------------------------------------

Average Daily Net Assets                                 Fee Rate
---------------------------------------------------------------------
first $500 million                                        1.25%
---------------------------------------------------------------------
more than $500 million                                    1.20%
---------------------------------------------------------------------

The portfolio managers
The following people handle the day-to-day management of the funds.

Scudder Emerging Markets Growth Fund        Scudder International Research Fund

  Joyce E. Cornell                            Elizabeth J. Allan
  Lead Portfolio Manager                      Co-Lead Portfolio Manager
   o Began investment career in 1987           o Began investment career in 1982
   o Joined the advisor in 1991                o Joined the advisor in 1987
   o Joined the fund team in 1996              o Joined the fund team in 2001

  Tara C. Kenney                              Terrence Gray
   o Began investment career in 1994          Co-Lead Portfolio Manager
   o Joined the advisor in 1995                o Began investment career in 1993
   o Joined the fund team in 1996              o Joined the advisor in 1993
                                               o Joined the fund team in 2001
Scudder Global Discovery Fund
                                              Andreas Waldburg-Wolfegg
  Gerald J. Moran                             Co-Lead Portfolio Manager
  Lead Portfolio Manager                       o Began investment career in 1993
   o Began investment career in 1968           o Joined the advisor in 1997
   o Joined the advisor in 1968                o Joined the fund team in 2001
   o Joined the fund team in 1992

  Steven T. Stokes
   o Began investment career in 1986
   o Joined the advisor in 1996
   o Joined the fund team in 1999

Financial Highlights

These tables are designed to help you understand each fund's financial performance in recent years. The figures in the first part of each table are for a single share. The total return figures represent the percentage that an investor in a particular fund would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by Ernst & Young LLP (except Scudder Global Discovery Fund, which has been audited by PricewaterhouseCoopers LLP), whose reports, along with each fund's financial statements, are included in that fund's annual report (see "Shareholder reports" on the back cover). Because Class A, Class B and Class C shares of Scudder Emerging Markets Growth Fund are newly offered, there is no financial data for these shares as of the date of this prospectus.

Scudder Global Discovery Fund -- Class A

--------------------------------------------------------------------------------
Years ended October 31                               2000       1999     1998(b)
--------------------------------------------------------------------------------

Net asset value, beginning of period              $28.05     $19.78    $23.98
--------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss) (a)                  (.39)      (.24)     (.09)
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on        9.42       8.51     (4.11)
  investment transactions
--------------------------------------------------------------------------------
  Total from investment operations                  9.03       8.27     (4.20)
--------------------------------------------------------------------------------
Less distributions from:
  Net realized gain on investment transactions     (2.38)        --        --
--------------------------------------------------------------------------------
Net asset value, end of period                    $34.70     $28.05    $19.78
--------------------------------------------------------------------------------
Total return (%) (c) (d)                           32.63      41.61    (17.51)**
--------------------------------------------------------------------------------

Ratios to average net assets and supplemental data
--------------------------------------------------------------------------------
Net assets, end of period ($ millions)               153         55        11
--------------------------------------------------------------------------------
Ratio of operating expenses before expense
reductions (%)                                      2.09(e)    2.26      2.20*
--------------------------------------------------------------------------------
Ratio of operating expenses after
expense reductions (%)                              1.99(e)    2.01      1.95*
--------------------------------------------------------------------------------
Ratio of net investment income (loss)  (%)         (1.06)      (.98)    (1.00)*
--------------------------------------------------------------------------------
Portfolio turnover rate (%)                           86         64        41
--------------------------------------------------------------------------------

(a)  Based on monthly average shares outstanding during the period.

(b) For the period April 16, 1998 (commencement of sales of Class A shares) to October 31, 1998.

(c)  Total return would have been lower had certain expenses not been reduced.

(d)  Total return does not reflect the effect of any sales charges.

(e) The ratios of operating expenses excluding costs incurred in connection with the reorganization before and after expense reductions were 2.08% and 1.99%, respectively.

*    Annualized

**   Not annualized

Scudder Global Discovery Fund -- Class B

--------------------------------------------------------------------------------
Years ended October 31                               2000       1999     1998(b)
--------------------------------------------------------------------------------

Net asset value, beginning of period              $27.69     $19.70    $23.98
--------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss) (a)                  (.68)      (.43)     (.18)
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on
  investment transactions                           9.30       8.42     (4.10)
--------------------------------------------------------------------------------
  Total from investment operations                  8.62       7.99     (4.28)
--------------------------------------------------------------------------------
Less distributions from:
  Net realized gain on investment transactions     (2.38)        --        --
--------------------------------------------------------------------------------
Net asset value, end of period                    $33.93     $27.69    $19.70
--------------------------------------------------------------------------------
Total return (%) (c) (d)                           31.51      40.43    (17.85)**
--------------------------------------------------------------------------------

Ratios to average net assets and supplemental data
--------------------------------------------------------------------------------
Net assets, end of period ($ millions)               108         27         6
--------------------------------------------------------------------------------
Ratio of operating expenses before expense
reductions (%)                                      2.96(e)    3.44      3.13*
--------------------------------------------------------------------------------
Ratio of operating expenses after expense
reductions (%)                                      2.83(e)    2.83      2.83*
--------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)          (1.90)     (1.81)    (1.87)*
--------------------------------------------------------------------------------
Portfolio turnover rate (%)                           86         64        41
--------------------------------------------------------------------------------

(a)  Based on monthly average shares outstanding during the period.

(b) For the period April 16, 1998 (commencement of sales of Class B shares) to October 31, 1998.

(c)  Total return would have been lower had certain expenses not been reduced.

(d)  Total return does not reflect the effect of any sales charges.

(e) The ratios of operating expenses excluding costs incurred in connection with the reorganization before and after expense reductions were 2.95% and 2.83%, respectively.

*    Annualized

**   Not annualized

Scudder Global Discovery Fund -- Class C

--------------------------------------------------------------------------------
Years ended October 31                               2000       1999     1998(b)
--------------------------------------------------------------------------------

Net asset value, beginning of period              $27.71     $19.70    $23.98
--------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss) (a)                  (.68)      (.43)     (.17)
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on
  investment transactions                           9.35       8.44     (4.11)
--------------------------------------------------------------------------------
  Total from investment operations                  8.67       8.01     (4.28)
--------------------------------------------------------------------------------
Less distributions from:
  Net realized gain on investment transactions     (2.38)        --        --
--------------------------------------------------------------------------------
Net asset value, end of period                    $34.00     $27.71    $19.70
--------------------------------------------------------------------------------
Total return (%) (c) (d)                           31.73      40.41    (17.85)**
--------------------------------------------------------------------------------

Ratios to average net assets and supplemental data
--------------------------------------------------------------------------------
Net assets, end of period ($ millions)                29          8         2
--------------------------------------------------------------------------------
Ratio of operating expenses before expense
reductions (%)                                      2.91(e)    3.00      3.23*
--------------------------------------------------------------------------------
Ratio of operating expenses after expense
reductions (%)                                      2.80(e)    2.80      2.80*
--------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)          (1.89)     (1.79)    (1.88)*
--------------------------------------------------------------------------------
Portfolio turnover rate (%)                           86         64        41
--------------------------------------------------------------------------------

(a)  Based on monthly average shares outstanding during the period.

(b) For the period April 16, 1998 (commencement of sales of Class C shares) to October 31, 1998.

(c)  Total return would have been lower had certain expenses not been reduced.

(d)  Total return does not reflect the effect of any sales charges.

(e) The ratios of operating expenses excluding costs incurred in connection with the reorganization before and after expense reductions were 2.90% and 2.80%, respectively.

*    Annualized

**   Not annualized

Scudder International Research Fund -- Class A

                                                Eleven
                                                months
                                                ended
                               Year ended      October          Year ended
                               October 31,        31,          November 31,
                         ---------------------          ------------------------
                           2000(d)     1999      1998     1997    1996     1995
--------------------------------------------------------------------------------

Per share operating performance
--------------------------------------------------------------------------------
Net asset value,
beginning of period      $20.86     $23.42    $19.06    $15.67  $13.33   $12.40
--------------------------------------------------------------------------------
Income from investment operations:

  Net investment
  income (loss)             .02(a)     .05(a)    .11       .24     .36      .37
--------------------------------------------------------------------------------
  Net realized and
  unrealized
  gain (loss) on
  investment
  transactions              .05       (.75)     5.72      4.15    2.69     1.01
--------------------------------------------------------------------------------
  Total from investment
  operations                .07       (.70)     5.83      4.39    3.05     1.38
--------------------------------------------------------------------------------
Less distributions from:
  Net investment income      --       (.14)     (.11)     (.17)   (.42)    (.45)
--------------------------------------------------------------------------------
  Net realized gains on
  investment
  transactions            (7.65)     (1.72)    (1.36)     (.83)   (.29)      --
--------------------------------------------------------------------------------
  Total distributions     (7.65)     (1.86)    (1.47)    (1.00)   (.71)    (.45)
--------------------------------------------------------------------------------
Net asset value, end
of period                $13.28     $20.86    $23.42    $19.06  $15.67   $13.33
--------------------------------------------------------------------------------
Total return (%) (b) (c)  (1.82)     (3.38)    32.90**   29.86   24.12    11.62
--------------------------------------------------------------------------------

Ratios to average net assets and supplemental data
--------------------------------------------------------------------------------
Net assets, end of
period ($ in thousands)  35,401     66,005    387,126   315,059 263,935  227,997
--------------------------------------------------------------------------------
Ratio of expenses before
expense reductions (%)     2.10       1.97      1.43*      1.22    1.25     1.22
--------------------------------------------------------------------------------
Ratio of expenses after
expense reductions (%)     1.82       1.96      1.43*      1.22    1.25     1.22
--------------------------------------------------------------------------------
Ratio of net investment
income (loss) (%)           .13        .29       .58*      1.29    2.46     2.89
--------------------------------------------------------------------------------
Portfolio turnover
rate (%)                    135         76        10*        29      45       69
--------------------------------------------------------------------------------

*    Annualized

**   Not annualized

(a)  Based on monthly average shares outstanding during the period.

(b)  Total return does not reflect the effect of any sales charge.

(c)  Total return would have been lower had certain expenses not been waived.

(d) On April 6, 2000, the Fund adopted its current name and objectives. Prior to that date, the Fund was known as Growth Fund of Spain and its investment objective was to seek long-term capital appreciation by investing primarily in equity securities of Spanish companies. Financial information prior to April 6, 2000 should not be considered representative of the present Fund.

Scudder International Research Fund -- Class B

                                                       Year ended   Period ended
                                                      October 31,   October 31,
                                                        2000(e)       1999(d)
--------------------------------------------------------------------------------

Per share operating performance
--------------------------------------------------------------------------------
Net asset value, beginning of period                    $20.67        $22.98
--------------------------------------------------------------------------------
Income from investment operations:

  Net investment income (loss) (a)                        (.15)         (.16)
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on
  investment transactions                                  .07         (2.15)
--------------------------------------------------------------------------------
  Total from investment operations                        (.08)        (2.31)
--------------------------------------------------------------------------------
Less distributions from:

  Net realized gains on investment transactions          (7.65)           --
--------------------------------------------------------------------------------
Total distributions                                      (7.65)           --
--------------------------------------------------------------------------------
Net asset value, end of period                          $12.94        $20.67
--------------------------------------------------------------------------------
Total return (%) (b) (c)                                 (2.99)       (10.05)**
--------------------------------------------------------------------------------

Ratios to average net assets and supplemental data
--------------------------------------------------------------------------------
Net assets, end of period ($ in thousands)                 324           151
--------------------------------------------------------------------------------
Ratio of expenses before expense reductions (%)           3.71          2.86*
--------------------------------------------------------------------------------
Ratio of expenses after expense reductions (%)            2.85          2.84*
--------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                 (.98)         (.84)*
--------------------------------------------------------------------------------
Portfolio turnover rate (%)                                135            76*
--------------------------------------------------------------------------------

*    Annualized

**   Not annualized

(a)  Based on monthly average shares outstanding during the period.

(b)  Total return does not reflect the effect of any sales charge.

(c)  Total return would have been lower had certain expenses not been waived.

(d)  For the period December 14, 1998 (commencement of Class) to October 31,
     1999.

(e) On April 6, 2000, the Fund adopted its current name and objectives. Prior to that date, the Fund was known as Growth Fund of Spain and its investment objective was to seek long-term capital appreciation by investing primarily in equity securities of Spanish companies. Financial information prior to April 6, 2000 should not be considered representative of the present Fund.

Scudder International Research Fund -- Class C

                                                      Year ended   Period ended
                                                      October 31,   October 31,
                                                        2000(e)       1999(d)
--------------------------------------------------------------------------------

Per share operating performance
--------------------------------------------------------------------------------
Net asset value, beginning of period                    $20.67        $22.98
--------------------------------------------------------------------------------
Income from investment operations:

  Net investment income (loss) (a)                       (.13)         (.14)
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on
  investment transactions                                 .06          (2.17)
--------------------------------------------------------------------------------
  Total from investment operations                       (.07)         (2.31)
--------------------------------------------------------------------------------
Less distributions from:

  Net realized gains on investment transactions         (7.65)            --
--------------------------------------------------------------------------------
Total distributions                                     (7.65)            --
--------------------------------------------------------------------------------
Net asset value, end of period                         $12.95         $20.67
--------------------------------------------------------------------------------
Total return (%) (b) (c)                                (2.94)        (10.05)**
--------------------------------------------------------------------------------

Ratios to average net assets and supplemental data
--------------------------------------------------------------------------------
Net assets, end of period ($ in thousands)                200            112
--------------------------------------------------------------------------------
Ratio of expenses before expense reductions (%)          3.40           2.81*
--------------------------------------------------------------------------------
Ratio of expenses after expense reductions (%)           2.80           2.79*
--------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                (.92)          (.79)*
--------------------------------------------------------------------------------
Portfolio turnover rate (%)                               135             76*
--------------------------------------------------------------------------------

*    Annualized

**   Not annualized

(a)  Based on monthly average shares outstanding during the period.

(b)  Total return does not reflect the effect of any sales charge.

(c)  Total return would have been lower had certain expenses not been waived.

(d)  For the period December 14, 1998 (commencement of Class) to October 31,
     1999.

(e) On April 6, 2000, the Fund adopted its current name and objectives. Prior to that date, the Fund was known as Growth Fund of Spain and its investment objective was to seek long-term capital appreciation by investing primarily in equity securities of Spanish companies. Financial information prior to April 6, 2000 should not be considered representative of the present Fund.

How to Invest in the Funds

The following pages tell you about many of the services, choices and benefits of being a shareholder. You'll also find information on how to check the status of your account using the method that's most convenient for you.

You can find out more about the topics covered here by speaking with your financial representative or a representative of your workplace retirement plan or other investment provider.

Choosing a Share Class

Offered in this prospectus are three share classes for each fund. Each class has its own fees and expenses, offering you a choice of cost structures. Certain funds offer other classes of shares separately. Class A, Class B and Class C shares are intended for investors seeking the advice and assistance of a financial representative, who may receive compensation for those services through sales commissions, service fees and/or distribution fees.

Before you invest, take a moment to look over the characteristics of each share class, so that you can be sure to choose the class that's right for you. You may want to ask your financial representative to help you with this decision.

We describe each share class in detail on the following pages. But first, you may want to look at the table below, which gives you a brief comparison of the main features of each class.

--------------------------------------------------------------------------------
Classes and features                      Points to help you compare
--------------------------------------------------------------------------------

Class A

o Sales charges of up to 5.75%, charged   o Some investors may be able to reduce
  when you buy shares                       or eliminate their sales charges;
                                            see next page
o In most cases, no charges when you
  sell shares                             o Total annual expenses are lower than
                                            those for Class B or Class C
o 0.25% service fee*
--------------------------------------------------------------------------------

Class B

o No charges when you buy shares          o The deferred sales charge rate falls
                                            to zero six years after purchase
o Deferred sales charge declining from
  4.00%, charged when you sell shares     o Shares automatically convert to
  you bought within the last six years      Class A six years after purchase,
                                            which means lower annual expenses
o 1.00% distribution/service fee*           going forward
--------------------------------------------------------------------------------

Class C

o No charges when you buy shares          o The deferred sales charge rate is
                                            lower, but your shares never convert
o Deferred sales charge of 1.00%,           to Class A, so annual expenses
  charged when you sell shares you bought   remain higher
  within the last year

o 1.00% distribution/service fee*
--------------------------------------------------------------------------------

* For Scudder Global Discovery Fund and Scudder International Research Fund, pending shareholder approval, each class's current shareholder services fee will be authorized for payment under a Rule 12b-1 Plan. This prospectus assumes that shareholders approved each Plan. If shareholders do not approve the Plan, the current fee structure will remain in effect.

Class A shares

Class A shares have a 12b-1 plan, under which a service fee of 0.25% is deducted from fund assets each year.

Class A shares have a sales charge that varies with the amount you invest:

                       Sales charge as a %       Sales charge as a % of
Your investment         of offering price        your net investment
--------------------------------------------------------------------------------
Up to $50,000                 5.75                  6.10
--------------------------------------------------------------------------------
$50,000-$99,999               4.50                  4.71
--------------------------------------------------------------------------------
$100,000-$249,999             3.50                  3.63
--------------------------------------------------------------------------------
$250,000-$499,999             2.60                  2.67
--------------------------------------------------------------------------------
$500,000-$999,999             2.00                  2.04
--------------------------------------------------------------------------------
$1 million or more     See below and next page
--------------------------------------------------------------------------------

The offering price includes the sales charge.

You may be able to lower your Class A sales charges if:

o you plan to invest at least $50,000 over the next 24 months ("letter of intent")

o the amount of shares you already own (including shares in certain other funds) plus the amount you're investing now is at least $50,000 ("cumulative discount")

o you are investing a total of $50,000 or more in several funds at once ("combined purchases")

The point of these three features is to let you count investments made at other times for purposes of calculating your present sales charge. Any time you can use the privileges to "move" your investment into a lower sales charge category in the table above, it's generally beneficial for you to do so. You can take advantage of these methods by filling in the appropriate sections of your application or by speaking with your financial representative.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

Class A shares may make sense for long-term investors, especially those who are eligible for reduced or eliminated sales charges.

You may be able to buy Class A shares without sales charges when you are:

o    reinvesting dividends or distributions

o    investing through certain workplace retirement plans

o participating in an investment advisory program under which you pay a fee to an investment advisor or other firm for portfolio management services

There are a number of additional provisions that apply in order to be eligible for a sales charge waiver. The funds may waive the sales charges for investors in other situations as well. Your financial representative or Scudder Investments Service Company can answer your questions and help you determine if you are eligible.

If you're investing $1 million or more, either as a lump sum or through one of the sales charge reduction features described on the previous page, you may be eligible to buy Class A shares without sales charges. However, you may be charged a contingent deferred sales charge (CDSC) of 1.00% on any shares you sell within the first year of owning them, and a similar charge of 0.50% on shares you sell within the second year of owning them. This CDSC is waived under certain circumstances (see "Policies You Should Know About"). Your financial representative or Scudder Investments Service Company can answer your questions and help you determine if you're eligible.

Class B shares

With Class B shares, you pay no up-front sales charges to the funds. Class B shares have a 12b-1 plan, under which a distribution fee of 0.75% and a service fee of 0.25% are deducted from fund assets each year. This means the annual expenses for Class B shares are somewhat higher (and their performance correspondingly lower) compared to Class A shares. After six years, Class B shares automatically convert to Class A shares, which has the net effect of lowering the annual expenses from the seventh year on. However, unlike Class A shares, your entire investment goes to work immediately.

Class B shares have a CDSC. This charge declines over the years you own shares, and disappears completely after six years of ownership. But for any shares you sell within those six years, you may be charged as follows:

Year after you bought shares       CDSC on shares you sell
--------------------------------------------------------------------------------
First year                         4.00%
--------------------------------------------------------------------------------
Second or third year               3.00
--------------------------------------------------------------------------------
Fourth or fifth year               2.00
--------------------------------------------------------------------------------
Sixth year                         1.00
--------------------------------------------------------------------------------
Seventh year and later             None (automatic conversion to Class A)
--------------------------------------------------------------------------------

This CDSC is waived under certain circumstances (see "Policies You Should Know About"). Your financial representative or Scudder Investments Service Company can answer your questions and help you determine if you're eligible.

While Class B shares don't have any front-end sales charges, their higher annual expenses mean that over the years you could end up paying more than the equivalent of the maximum allowable front-end sales charge.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

Class B shares can be a logical choice for long-term investors who prefer to see all of their investment go to work right away, and can accept somewhat higher annual expenses.

Class C shares

Like Class B shares, Class C shares have no up-front sales charges and have a 12b-1 plan under which a distribution fee of 0.75% and a service fee of 0.25% are deducted from fund assets each year. Because of these fees, the annual expenses for Class C shares are similar to those of Class B shares, but higher than those for Class A shares (and the performance of Class C shares is correspondingly lower than that of Class A shares). However, unlike Class A shares, your entire investment goes to work immediately.

Unlike Class B shares, Class C shares do NOT automatically convert to Class A after six years, so they continue to have higher annual expenses.

Class C shares have a CDSC, but only on shares you sell within one year of buying them:

Year after you bought shares       CDSC on shares you sell
--------------------------------------------------------------------------------
First year                         1.00%
--------------------------------------------------------------------------------
Second year and later              None
--------------------------------------------------------------------------------

This CDSC is waived under certain circumstances (see "Policies You Should Know About"). Your financial representative or Scudder Investments Service Company can answer your questions and help you determine if you're eligible.

While Class C shares don't have any front-end sales charges, their higher annual expenses mean that over the years you could end up paying more than the equivalent of the maximum allowable front-end sales charge.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

Class C shares may appeal to investors who plan to sell shares within six years of buying them, or who aren't certain of their investment time horizon.

How to Buy Shares

Once you've chosen a share class, use these instructions to make investments.

--------------------------------------------------------------------------------
First investment                          Additional investments
--------------------------------------------------------------------------------

$1,000 or more for regular accounts       $50 or more for regular accounts

$500 or more for IRAs                     $50 or more for IRAs

                                          $50 or more with an Automatic
                                          Investment Plan
--------------------------------------------------------------------------------

Through a financial representative

o Contact your representative using the  o Contact your representative using
  method that's most convenient for you    the method that's most convenient
                                           for you
--------------------------------------------------------------------------------

By mail or express mail (see below)

o Fill out and sign an application        o Send a check made out to "Scudder
                                            Funds" and an investment slip to us
o Send it to us at the appropriate          at the appropriate address below
  address, along with an investment check
                                          o If you don't have an investment
                                            slip, simply include a letter with
                                            your name, account number, the full
                                            name of the fund and the share class
                                            and your investment instructions
--------------------------------------------------------------------------------

By wire

o Call (800) 621-1048 for instructions    o Call (800) 621-1048 for instructions
--------------------------------------------------------------------------------

By phone

--                                        o Call (800) 621-1048 for instructions
--------------------------------------------------------------------------------

With an automatic investment plan

--                                        o To set up regular investments from a
                                            bank checking account, call (800)
                                            621-1048 (minimum $50)
--------------------------------------------------------------------------------

On the Internet

--                                        o Go to www.scudder.com and register

                                          o Follow the instructions for buying
                                            shares with money from your bank
                                            account
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------

Regular mail:
Scudder Funds, PO Box 219151, Kansas City, MO 64121-9151

Express, registered or certified mail:
Scudder Investments Service Company, 811 Main Street, Kansas City, MO 64105-2005

Fax number: (800) 818-7526 (for exchanging and selling only)

How to Exchange or Sell Shares

Use these instructions to exchange or sell shares in your account.

--------------------------------------------------------------------------------
Exchanging into another fund              Selling shares
--------------------------------------------------------------------------------

$1,000 or more to open a new account      Some transactions, including most for
($500 for IRAs)                           over $100,000, can only be ordered in
                                          writing with a signature guarantee; if
$50 or more for exchanges between         you're in doubt, see page 37
existing accounts
--------------------------------------------------------------------------------

Through a financial representative

o Contact your representative by the     o Contact your representative by the
  method that's most convenient for you    method that's most convenient for you
--------------------------------------------------------------------------------

By phone or wire

o Call (800) 621-1048 for instructions   o Call (800) 621-1048 for instructions
--------------------------------------------------------------------------------

By mail, express mail or fax
(see previous page)

Write a letter that includes:             Write a letter that includes:

o the fund, class and account number     o the fund, class and account number
  you're exchanging out of                 from which you want to sell shares

o the dollar amount or number of shares  o the dollar amount or number of
  you want to exchange                     shares you want to sell

o the name and class of the fund you     o your name(s), signature(s) and
  want to exchange into                    address, as they appear on your
                                           account
o your name(s), signature(s) and
  address, as they appear on your        o a daytime telephone number
  account


o a daytime telephone number
--------------------------------------------------------------------------------

With an automatic exchange plan

o To set up regular exchanges from a     --
  fund account, call (800) 621-1048
--------------------------------------------------------------------------------

With an automatic withdrawal plan

--                                       o To set up regular cash payments from
                                           a fund account, call (800) 621-1048
--------------------------------------------------------------------------------

On the Internet

o Go to www.scudder.com and register      --

o Follow the instructions for making
  on-line exchanges
--------------------------------------------------------------------------------

Policies You Should Know About

Along with the instructions on the previous pages, the policies below may affect you as a shareholder. Some of this information, such as the section on dividends and taxes, applies to all investors, including those investing through investment providers.

If you are investing through an investment provider, check the materials you received from them. As a general rule, you should follow the information in those materials wherever it contradicts the information given here. Please note that an investment provider may charge its own fees.

In either case, keep in mind that the information in this prospectus applies only to each fund's Class A, Class B and Class C shares. Certain funds have other share classes, which are described in a separate prospectus and which have different fees, requirements and services.

In order to reduce the amount of mail you receive and to help reduce fund expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please call (800) 621-1048.

Policies about transactions

Each fund is open for business each day the New York Stock Exchange is open. Each fund calculates its share price every business day, as of the close of regular trading on the Exchange (typically 4 p.m. Eastern time, but sometimes earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading).

You can place an order to buy or sell shares at any time. Once your order is received by Scudder Investments Service Company, and they have determined that it is a "good order," it will be processed at the next share price calculated.

Because orders placed through investment providers must be forwarded to Scudder Investments Service Company before they can be processed, you'll need to allow extra time. A representative of your investment provider should be able to tell you when your order will be processed.

ScudderACCESS, the Scudder Automated Information Line, is available 24 hours a day by calling (800) 972-3060. You can use ScudderACCESS to get information on Scudder funds generally and on accounts held directly at Scudder. You can also use it to make exchanges and sell shares.

QuickBuy/QuickSell lets you set up a link between a Scudder account and a bank account. Once this link is in place, you can move money between the two with a phone call. You'll need to make sure your bank has Automated Clearing House
(ACH) services. Transactions take two to three days to be completed, and there is a $50 minimum. To set up QuickBuy/QuickSell on a new account, see the account application; to add it to an existing account, call (800) 621-1048.

Since many transactions may be initiated by telephone or electronically, it's important to understand that as long as we take reasonable steps to ensure that an order to purchase or redeem shares is genuine, such as recording calls or requesting personalized security codes or other information, we are not responsible for any losses that may occur. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.

When you ask us to send or receive a wire, please note that while we don't charge a fee to send or receive wires, it's possible that your bank may do so. Wire transactions are completed within 24 hours. The funds can only send wires of $1,000 or more and accept wires of $50 or more.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

The Scudder Web site can be a valuable resource for shareholders with Internet access. Go to www.scudder.com to get up-to-date information, review balances or even place orders for exchanges.

Exchanges are a shareholder privilege, not a right: we may reject any exchange order, particularly when there appears to be a pattern of "market timing" or other frequent purchases and sales. We may also reject or limit purchase orders, for these or other reasons.

When you want to sell more than $100,000 worth of shares, you'll usually need to place your order in writing and include a signature guarantee. The only exception is if you want money wired to a bank account that is already on file with us; in that case, you don't need a signature guarantee. Also, you don't need a signature guarantee for an exchange, although we may require one in certain other circumstances.

A signature guarantee is simply a certification of your signature -- a valuable safeguard against fraud. You can get a signature guarantee from most brokers, banks, savings institutions and credit unions. Note that you can't get a signature guarantee from a notary public.

When you sell shares that have a CDSC, we calculate the CDSC as a percentage of what you paid for the shares or what you are selling them for -- whichever results in the lowest charge to you. In processing orders to sell shares, we turn to the shares with the lowest CDSC first. Exchanges from one fund into another fund do not affect CDSCs: for each investment you make, the date you first bought shares is the date we use to calculate a CDSC on that particular investment.

There are certain cases in which you may be exempt from a CDSC. These include:

o    the death or disability of an account owner (including a joint owner)

o    withdrawals made through a systematic withdrawal plan

o    withdrawals related to certain retirement or benefit plans

o redemptions for certain loan advances, hardship provisions or returns of excess contributions from retirement plans

o for Class A shares purchased through the Large Order NAV Purchase Privilege, redemption of shares whose dealer of record at the time of the investment notifies Scudder Distributors that the dealer waives the applicable commission

o for Class C shares, redemption of shares purchased through a dealer-sponsored asset allocation program maintained on an omnibus record-keeping system, provided the dealer of record has waived the advance of the first year distribution and service fees applicable to such shares and has agreed to receive such fees quarterly

In each of these cases, there are a number of additional provisions that apply in order to be eligible for a CDSC waiver. Your financial representative or Scudder Investments Service Company can answer your questions and help you determine if you are eligible.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

If you ever have difficulty placing an order by phone or fax, you can always send us your order in writing.

If you sell shares in a Scudder fund offering multiple classes and then decide to invest with Scudder again within six months, you can take advantage of the "reinstatement feature." With this feature, you can put your money back into the same class of a Scudder fund at its current NAV and for purposes of sales charges it will be treated as if it had never left Scudder. You'll be reimbursed (in the form of fund shares) for any CDSC you paid when you sold. Future CDSC calculations will be based on your original investment date, rather than your reinstatement date. There is also an option that lets investors who sold Class B shares buy Class A shares with no sales charge, although they won't be reimbursed for any CDSC they paid. You can only use the reinstatement feature once for any given group of shares. To take advantage of this feature, contact Scudder Investments Service Company or your financial representative.

Money from shares you sell is normally sent out within one business day of when your order is processed (not when it is received), although it could be delayed for up to seven days. There are also two circumstances when it could be longer: when you are selling shares you bought recently by check and that check hasn't cleared yet (maximum delay: 10 days) or when unusual circumstances prompt the SEC to allow further delays. Certain expedited redemption processes may also be delayed when you are selling recently purchased shares.

How the funds calculate share price

For each share class, the price at which you buy shares is as follows:

Class A shares -- net asset value per share, or NAV, adjusted to allow for any applicable sales charges (see "Choosing a Share Class")

Class B and Class C shares-- net asset value per share, or NAV

To calculate NAV, each share class uses the following equation:

        TOTAL ASSETS - TOTAL LIABILITIES
       ----------------------------------     = NAV
       TOTAL NUMBER OF SHARES OUTSTANDING

For each share class in this prospectus, the price at which you sell shares is also the NAV, although for Class B and Class C investors a CDSC may be taken out of the proceeds (see "Choosing a Share Class").

We typically use market prices to value securities. However, when a market price isn't available, or when we have reason to believe it doesn't represent market realities, we may use fair value methods approved by a fund's Board. In such a case, the fund's value for a security is likely to be different from quoted market prices.

Because each fund invests in securities that are traded primarily in foreign markets, the value of its holdings could change at a time when you aren't able to buy or sell fund shares. This is because some foreign markets are open on days when the fund doesn't price its shares.

Other rights we reserve

You should be aware that we may do any of the following:

o withhold 31% of your distributions as federal income tax if we have been notified by the IRS that you are subject to backup withholding, or if you fail to provide us with a correct taxpayer ID number or certification that you are exempt from backup withholding

o reject a new account application if you don't provide a correct Social Security or other tax ID number; if the account has already been opened, we may give you 30 days' notice to provide the correct number

o charge you $9 each calendar quarter if your account balance is below $1,000 for the entire quarter; this policy doesn't apply to most retirement accounts, if you have an automatic investment plan or in any case where a fall in share price created the low balance

o pay you for shares you sell by "redeeming in kind," that is, by giving you marketable securities (which typically will involve brokerage costs for you to liquidate) rather than cash; with respect to Scudder Global Discovery Fund and Scudder Emerging Markets Growth Fund, each fund generally won't make a redemption in kind unless your requests over a 90-day period total more than $250,000 or 1%, whichever is less, of the fund's net assets; Scudder International Research Fund may make similar arrangements

o change, add or withdraw various services, fees and account policies (for example, we may change or terminate the exchange privilege at any time)

Understanding Distributions and Taxes

By law, a mutual fund is required to pass through to its shareholders virtually all of its net earnings. A fund can earn money in two ways: by receiving interest, dividends or other income from securities it holds, and by selling securities for more than it paid for them. (A fund's earnings are separate from any gains or losses stemming from your own purchase of shares.) A fund may not always pay a distribution for a given period.

The funds intend to pay dividends and distributions to their shareholders in November or December, and if necessary may do so at other times as well.

You can choose how to receive your dividends and distributions. You can have them all automatically reinvested in fund shares (at NAV) or all sent to you by check, have one type reinvested and the other sent to you by check or have them invested in a different fund. Tell us your preference on your application. If you don't indicate a preference, your dividends and distributions will all be reinvested without sales charges. For retirement plans, reinvestment is the only option.

Buying and selling fund shares will usually have tax consequences for you (except in an IRA or other tax-advantaged account). Your sales of shares may result in a capital gain or loss for you; whether long-term or short-term depends on how long you owned the shares. For tax purposes, an exchange is the same as a sale.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

Because each shareholder's tax situation is unique, ask your tax professional about the tax consequences of your investments, including any state and local tax consequences.

The tax status of the fund earnings you receive, and your own fund transactions, generally depends on their type:

Generally taxed at ordinary income rates
---------------------------------------------------------------------
o  short-term capital gains from selling fund shares
---------------------------------------------------------------------
o  taxable income dividends you receive from a fund
---------------------------------------------------------------------
o  short-term capital gains distributions you receive from a fund
---------------------------------------------------------------------

Generally taxed at capital gains rates
---------------------------------------------------------------------
o  long-term capital gains from selling fund shares
---------------------------------------------------------------------
o  long-term capital gains distributions you receive from a fund
---------------------------------------------------------------------

You may be able to claim a tax credit or deduction for your share of any foreign taxes your fund pays.

Your fund will send you detailed tax information every January. These statements tell you the amount and the tax category of any dividends or distributions you received. They also have certain details on your purchases and sales of shares. The tax status of dividends and distributions is the same whether you reinvest them or not. Dividends or distributions declared in the last quarter of a given year are taxed in that year, even though you may not receive the money until the following January.

If you invest right before a fund pays a dividend, you'll be getting some of your investment back as a taxable dividend. You can avoid this, if you want, by investing after the fund declares a dividend. In tax-advantaged retirement accounts you don't need to worry about this.

Corporations may be able to take a dividends-received deduction for a portion of income dividends they receive.

Notes
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

Notes
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

Notes
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

Notes
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

Shareholder reports -- These include commentary from each fund's management team about recent market conditions and the effects of a fund's strategies on its performance. They also have detailed performance figures, a list of everything the fund owns, and the fund's financial statements. Shareholders get the reports automatically. For more copies, call (800) 621-1048.

Statement of Additional Information (SAI) -- This tells you more about each fund's features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it's legally part of this prospectus).

If you'd like to ask for copies of these documents, please contact Scudder Investments or the SEC (see below). If you're a shareholder and have questions, please contact Scudder Investments. Materials you get from Scudder Investments are free; those from the SEC involve a copying fee. If you like, you can look over these materials at the SEC's Public Reference Room in Washington, DC or request them electronically at publicinfo@sec.gov.

Scudder Investments                                SEC
--------------------------------------------------------------------------------
222 South Riverside Plaza                          450 Fifth Street, N.W.
Chicago, IL 60606-5808                             Washington, D.C. 20549-6009
www.scudder.com                                    www.sec.gov
(800) 621-1048                                     (202) 942-8090

SEC File Numbers
--------------------------------------------------------------------------------
Scudder Emerging Markets Growth Fund               811-642
Scudder Global Discovery Fund                      811-4670
Scudder International Research Fund                811-08395



Distributor
Scudder Distributors, Inc.
222 South Riverside PlazaChicago, IL 60606-5808 www.scudder.com e-mail info@scudder.com
Tel (800) 621-1048

SCUDDER
INVESTMENTS

A member of the [LOGO] Zurich Scudder Investments